Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ (603,910)	¥ (491,947)	¥ 120,596
Foreign exchange gains (losses)—net	[1]	189,526	91,611	89,267
Net trading gains (losses)		(414,384)	(400,336)	209,863
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(508,743)	(130,312)	(27,893)
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[2]	317,459	145,979	115,181
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		534,615	728,226	(209,488)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[3]	(3,204)	(13,272)	(55,646)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		59,599	7,762	23,680
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ (1,003,636)	¥ (1,230,330)	¥ 274,762

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	Amounts include gains and losses on currency swaps.
[3]	Amounts do not include the net gains (losses) of ¥(2,956) million, ¥(605) million and ¥(653) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2021, 2022 and 2023, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).